Capital risk	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Capital risk
Capital risk

Overview (unaudited)

Capital risk is the risk that we do not have an adequate amount or quality of capital to meet our internal business needs, regulatory requirements and market expectations, including dividend and AT1 distributions.

In this section, we set out how we are regulated. We explain how we manage capital on a standalone basis as a subsidiary in the Banco Santander group. We then analyse our capital resources and key capital ratios including our leverage and RWAs.
Key metrics (unaudited) CET1 capital ratio of 14.3% (2018: 13.2%) Total qualifying regulatory capital decreased to £15.8bn (2018: £15.9 bn)
THE SCOPE OF OUR CAPITAL ADEQUACY
Regulatory supervision
For capital purposes, we are subject to prudential supervision by the PRA, as a UK banking group, and by the European Central Bank (ECB) as part of the Banco Santander group. The ECB supervises Banco Santander as part of the Single Supervisory Mechanism (SSM). Although we are part of the Banco Santander group, we do not have a guarantee from our ultimate parent Banco Santander SA and we operate as a standalone subsidiary. As we are part of the UK sub-group
 that is regulated by the PRA, we have to meet the PRA capital requirements on a standalone basis. We also have to show the PRA that we can withstand capital stress tests without the support of our parent. Reinforcing our corporate governance framework, the PRA exercises oversight through its rules and regulations on the Board and senior management appointments. Santander UK Group Holdings plc is the holding company of Santander UK plc and is the head of the Santander UK group for regulatory capital and leverage purposes.
Our basis of consolidation for our capital disclosures is substantially the same as for our Consolidated Financial Statements. Following the implementation of ring-fencing, with effect from 1 January 2019, Santander UK plc is now the head of the ring-fenced bank sub-group
 and is subject to regulatory capital and leverage rules in relation to that sub-group.
CAPITAL RISK MANAGEMENT
The Board is responsible for capital management strategy and policy and ensuring that we monitor and control our capital resources within regulatory and internal limits. We manage our funding and maintain capital adequacy on a standalone basis. We operate within the capital risk framework and appetite approved by our Board. This reflects the business environment we operate in, our strategy for each material risk and the potential impact of any adverse scenarios or stresses on our capital position.
Management of capital requirements
Our capital risk appetite aims to maintain capital levels appropriate to the level of stress applied, and the expected regulatory response. In:

•	An adverse economic stress, which we might expect to occur once in 20 years, the firm should remain profitable and exceed all regulatory capital minimums at all times.

•
A very severe economic stress, which we might expect to occur once in 100 years, and which has been designed to test any specific weaknesses of a firm’s business model, the firm should meet all regulatory capital minimums at all times. This is subject to the use of regulatory buffers designed to absorb losses in such a stress.

Management of capital resources
We use a mix of regulatory and EC ratios and limits, internal buffers and restrictions to manage our capital resources. We also take account of the costs of differing capital instruments and capital management techniques. We also use these to shape the best structure for our capital needs. We decide how to allocate our capital resources as part of our strategic planning process. We base this in part on the relative returns on capital using both EC and regulatory capital measures. We plan for severe stresses and we set out what action we would take if an extremely severe stress threatened our viability and solvency. This could include not paying dividends, selling assets, reducing our business and issuing more capital.
Risk measurement
(unaudited)
We apply Banco Santander’s approach to capital measurement and risk management for CRD IV. Santander UK plc is classified as a significant subsidiary of Banco Santander SA.
Key metrics
(unaudited)
The main metrics we use to measure capital risk are:

Key risk metrics	Description
CET1 capital ratio	CET1 capital divided by RWAs.
Total capital ratio	Total capital divided by RWAs.
UK leverage ratio	CRD IV end-point Tier 1 capital divided by leverage exposure.
Stress testing
(unaudited)
Each year we create a capital plan, as part of our ICAAP. We share our ICAAP with the PRA. The PRA then tells us how much capital (Pillar 2A), and of what quality, it thinks we should hold on top of our Pillar 1 requirements. We also develop a series of economic scenarios to stress test our capital needs and confirm that we have enough regulatory capital to meet our projected and stressed capital needs and to meet our obligations as they fall due. We augment our regulatory minimum capital with internal buffers. We hold buffers to ensure we have enough time to take action against unexpected movements.

Risk mitigation
(unaudited)
We have designed our capital risk framework, policies and procedures to ensure that we operate within our Risk Appetite. We manage capital transferability between our subsidiaries in line with our business strategy, our risk and capital management policies, and UK laws and regulations. There are no legal restrictions on us moving capital resources promptly, or repaying liabilities, between the Company and its subsidiaries except for distributions between Santander UK entities in the ring-fenced bank sub-group
and Santander UK entities that are not members of the ring-fenced bank sub-group,
where the PRA is required to assess the impact of proposed distribution prior to payment. For details on our Recovery framework in the event of a capital stress, see the risk mitigation section in the ‘Liquidity risk’ section.
From 1 January 2019, following the implementation of ring-fencing, Santander UK plc, Cater Allen Limited and certain other non-regulated
subsidiaries within the ring-fenced bank entered into a capital support deed dated 13 November 2018 (the RFB
Sub-Group
Capital Support Deed). The parties to the RFB
Sub-Group
Capital Support Deed are permitted by the PRA to form a core UK group, as defined in the PRA Rulebook, a permission which will expire on 31 December 2021. Exposures of each of the regulated entities to other members of the core UK group are exempt from large exposure limits that would otherwise apply. The purpose of the RFB Sub-Group Capital Support Deed is to facilitate the prompt transfer of available capital resources from, or repayment of liabilities by, the non-regulated
parties to any of the regulated parties in the event that one of the regulated parties breaches or is at risk of breaching its capital resources requirements or risk concentrations requirements.
Prior to 1 January 2019, Santander UK plc, SFS and Cater Allen Limited, which are the
PRA-regulated
entities within the Santander UK Group Holdings plc group, were party to a capital support deed dated 23 December 2015 (the Capital Support Deed 2015) with Santander UK Group Holdings plc and certain other non-regulated
subsidiaries of Santander UK plc. The core UK group permission as supported by the Capital Support Deed 2015 expired on 31 December 2018.
Other than the change of the entities in scope, the purpose of the RFB
Sub-Group
Capital Support Deed is the same as the previous Capital Support Deed 2015.
Risk monitoring and reporting
(unaudited)
We monitor and report regularly against our capital plan. We do this to identify any change in our business performance that might affect our capital. Each month, we also review the economic assumptions we use to create and stress test our capital plan. We do this to identify any potential reduction in our capital.
CAPITAL RISK REVIEW
2019 compared to 2018 (unaudited)
Our CET1 capital ratio increased 110bps to 14.3% at 31 December 2019 (2018: 13.2%), through active RWA management.
CET1 capital was stable at £10.4bn, with ongoing capital accretion through profits retained after dividend payment, offset by market-driven pension movements.
Our total capital ratio increased to 21.7% at 31 December 2019 (2018: 20.3%).
Impact of IFRS 9 on regulatory capital
Although the adoption of IFRS 9 in 2018 did not have a material impact on our capital position, we expect our
ECL-based
provisions to be more volatile than our IAS 39 incurred loss-based provision as our ECL methodology takes account of forward-looking data and covers a range of possible economic outcomes. This is likely to impact our CET1 capital levels, and result in increased pro-cyclicality
of risk-based capital and leverage ratios. However, the impact is currently mitigated by our surplus of ECL over provisions for exposures using the IRB approach. For such exposures (which include residential mortgages) the adverse impact on CET1 capital of provision increases from reserve movements is offset by the related reduction of the negative CET1 capital adjustment for regulatory expected loss amounts. Furthermore, the EU transition arrangements for the capital impact of IFRS 9 mean that adverse CET1 effects from increases in
ECL-based
provisions from the level of such provisions at 1 January 2018 are partly reduced until the end of 2022.
We reflect projections of ECL provisions in our capital position forecasting under base case and stress scenarios for ICAAP and capital management purposes. We also consider the dynamics of ECL in how we assess, monitor and manage capital risk. The greater volatility from IFRS 9 ECL could result in material favourable and unfavourable swings to our Income Statement. Whilst the initial impacts of IFRS 9 were based on estimates prepared in a supportive economic environment, a period of economic instability could significantly impact our results and our financial assets. It could also impact the amount of capital we have to hold. We take into account the volatility of ECL in our capital planning strategy.

Meeting evolving capital requirements
(unaudited)
We target a CET1 management buffer of sufficient size to absorb volatility in CET1 deductions, capital supply and capital demand whilst remaining above the regulatory CET1 requirement. Distribution restrictions would be expected to be applied if we were unable to meet both our minimum requirement, which consists of the Pillar 1 minimum plus Pillar 2A, and the CRD IV buffers consisting of the Capital Conservation Buffer (CCB), and the Countercyclical Capital Buffer (CCyB) and the Systemic Risk Buffer (SRB).
Distance of our CET1 capital ratio to our current MDA trigger level at 31 December 2019 (unaudited)
At 31 December 2019, the distance of our CET1 capital ratio of 14.3% to our 7% AT1 permanent write down (PWD) securities trigger was 7.3% of total RWAs or £5.3bn (2018: 6.2% of total RWAs or £4.9bn).
The distance of our CET1 capital ratio to our current maximum distributable amount (MDA) trigger level at 31 December 2019 was:

Current MDA %
Pillar 1	4.5
Pillar 2A (1)	3.2
CCB	2.5
CCyB (2)	1.0

SRB	1.0
Current MDA trigger	12.2
Distance to current MDA	2.1

Total CET1 capital ratio	14.3

(1)	Santander UK’s (i.e. the Ring-Fenced Bank’s) Pillar 2 CET1 requirement was 3.24% at 31 December 2019. Pillar 2A guidance is a point in time assessment.
(2)	The current applicable UK CCyB rate is 1%. Santander UK’s (i.e. the Ring-Fenced Bank’s) current geographical allocation of the CCyB is 0.99%.
At 1 January 2020, Santander UK plc’s total Pillar 2A requirements reduced to 4.8% and CET1 Pillar 2A requirements reduced to 2.7%.
MREL recapitalisation
We have made major progress to meet MREL requirements. To date, we have down streamed £7.4bn of senior unsecured bonds from Santander UK Group Holdings plc as Internal MREL compliant, secondary non-preferential
debt to Santander UK plc as the ring-fenced bank.
Key capital ratios
(unaudited)

	2019%	2018%
CET1 capital ratio	14.3	13.2
AT1	2.7	2.2
Grandfathered Tier 1	0.7	0.8
Tier 2	4.0	4.1

Total capital ratio	21.7	20.3

The total subordination available to Santander UK plc bondholders was 21.7% (2018: 20.3%) of RWAs.
Regulatory capital resources
This table shows our qualifying regulatory capital.

	2019 £m	2018 £m
CET1 capital	10,419	10,374

AT1 capital	2,443	2,349

Tier 1 capital	12,862	12,723

Tier 2 capital	2,925	3,223

Total regulatory capital (1)	15,787	15,946

(1)	Capital resources include a transitional IFRS 9 benefit at 31 December 2019 of £16m (2018: £21m).
AT1 capital
These are preference shares and innovative/hybrid Tier 1 securities. None of the instruments we issued before 1 January 2014 fully meet the CRD IV AT1 capital rules, which apply from that date. These instruments will be phased out by CRD IV rules which restrict their recognition as capital. The £750m Fixed Rate Reset Perpetual AT1 Capital Securities (net of issuance costs), the £800m Perpetual Capital Securities and the £500m Perpetual Capital Securities we issued since then fully meet the CRD IV AT1 capital rules.
In August 2019, as part of a capital management exercise, the Company purchased and redeemed the £300m Fixed Rate Reset Perpetual AT1 Capital Securities, and issued a further £500m Fixed Rate Reset Perpetual AT1 Capital Securities to Santander UK Group Holdings plc.
Tier 2 capital
These are fully CRD IV eligible Tier 2 instruments and grandfathered Tier 2 instruments whose recognition as capital is being phased out under CRD IV.
Risk-weighted assets
(unaudited)
The tables below are consistent with our regulatory filings for 2019 and 2018.

	2019 £bn	2018 £bn
Total RWAs	72.6	78.5